Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands		Total	Redeemable Noncontrolling Interest [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Receivables [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance, temporary equity at Mar. 31, 2020	[1]		$ 22,491
Balance at Mar. 31, 2020	[1]	$ 2,086,204		$ 0	$ 3,143,739	$ 0	$ (2,349)	$ (1,109,228)	$ 54,042
Balance, shares at Mar. 31, 2020	[1]			628,779,048
Issuance of subsidiary common shares, net	[1]	456,097			324,995	(100,000)			231,102
Issuance of subsidiary common shares to the Company	[1]				(11,692)				11,692
Exercise of subsidiary stock options and vesting of subsidiary restricted stock units	[1]	907			522				385
Deconsolidation of subsidiary	[1]	(3,054)							(3,054)
Consolidation of unconsolidated entity	[1]	9,178							9,178
Repurchase of equity awards	[1]	(113)			(113)
Cash contribution to majority-owned subsidiaries	[1]				(1,642)				1,642
Issuance of the Company's common shares	[1]	301,744			301,744
Issuance of the Company's common shares, shares	[1]			21,077,155
Share-based compensation	[1]	84,958		$ 1,720,090	57,252				27,706
Foreign currency translation adjustment	[1]	3,826					3,794		32
Net loss	[1]	(900,233)						(809,234)	(90,999)
Balance, temporary equity at Mar. 31, 2021	[1]		22,491
Balance at Mar. 31, 2021	[1]	2,039,514		$ 0	3,814,805	(100,000)	1,445	(1,918,462)	241,726
Balance, shares at Mar. 31, 2021	[1]			651,576,293
Issuance of subsidiary warrants	[1]	2,075			2,051				24
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs	[1]	129,097			129,097
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs (in shares)	[1]			32,372,478
Issuance of the Company's common shares related to settlement of transaction consideration (in shares)	[1]			840,398
Issuance of subsidiary preferred shares	[1]	70,000							70,000
Issuance of subsidiary common and preferred shares to the Company	[1]				(52,189)				52,189
Payment of subscription receivable	[1]	100,000			(40,000)	100,000			40,000
Issuance of common stock upon warrants exercise	[1]	778			778
Issuance of common stock upon warrants exercise, Shares	[1]			60,021
Stock options exercised and restricted stock units vested and settled	[1]			2,757,775
Deconsolidation of subsidiary	[1]	3,578							3,578
Repurchase of equity awards	[1]	(2,247)							(2,247)
Cash contribution to majority-owned subsidiaries	[1]				(10,219)				10,219
Exercise of subsidiary stock options	[1]	412			412
Issuance of the Company's common shares	[1]	57,167			57,167
Issuance of the Company's common shares, shares	[1]			7,369,000
Share-based compensation	[1]	564,956			519,712				45,244
Foreign currency translation adjustment	[1]	(2,271)					(2,391)		120
Net loss	[1]	(924,116)						(845,262)	(78,854)
Balance, temporary equity at Mar. 31, 2022	[1]		$ 22,491
Balance at Mar. 31, 2022	[1]	$ 2,038,943		$ 0	$ 4,421,614	$ 0	$ (946)	$ (2,763,724)	$ 381,999
Balance, shares at Mar. 31, 2022	[1]			694,975,965

[1]	Retroactively restated for the stock subdivision as described in Note 3.